Fund summary
Goal
Putnam Diversified Income Trust seeks as high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Diversified Income Trust [Member]	Class A Shares [Member]		Class B Shares [Member]		Class C Shares [Member]	Class M Shares [Member]		Class R Shares [Member]	Class Y Shares [Member]
Shareholder Fees Column [Text]	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	5.00%	[2]	1.00%	none	[1]	none	none
[1]	A deferred sales charge of 1.00% on class A shares and of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over six years.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Diversified Income Trust [Member]	Class A Shares [Member]	Class B Shares [Member]	Class C Shares [Member]	Class M Shares [Member]	Class R Shares [Member]	Class Y Shares [Member]
Operating Expenses Column [Text]	Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	1.01%	1.76%	1.76%	1.26%	1.26%	0.76%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Diversified Income Trust [Member] (USD $)	Class A Shares [Member]	Class B Shares [Member]	Class C Shares [Member]	Class M Shares [Member]	Class R Shares [Member]	Class Y Shares [Member]
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	499	679	279	449	128	78
3 years	709	854	554	712	400	243
5 years	936	1,154	954	994	692	422
10 years	1,587	1,875	2,073	1,798	1,523	942

Expense Example, No Redemption Putnam Diversified Income Trust [Member] (USD $)	Class B Shares [Member]	Class C Shares [Member]
Share class	Class B (no redemption)	Class C (no redemption)
1 year	179	179
3 years	554	554
5 years	954	954
10 years	1,875	2,073

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 95%.
Investments
We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009 21.01% Worst calendar quarter Q4 2008 -26.47%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Putnam Diversified Income Trust [Member] Before taxes [Member] Class A Shares [Member]	Share class	Class A before taxes		8.66%	3.91%	6.06%
Putnam Diversified Income Trust [Member] Before taxes [Member] Class B Shares [Member]	Share class	Class B before taxes		7.30%	3.69%	5.68%
Putnam Diversified Income Trust [Member] Before taxes [Member] Class C Shares [Member]	Share class	Class C before taxes		11.25%	3.90%	5.64%
Putnam Diversified Income Trust [Member] Before taxes [Member] Class M Shares [Member]	Share class	Class M before taxes		9.25%	3.78%	5.84%
Putnam Diversified Income Trust [Member] Before taxes [Member] Class R Shares [Member]	Share class	Class R before taxes		12.85%	4.36%	6.16%
Putnam Diversified Income Trust [Member] Before taxes [Member] Class Y Shares [Member]	Share class	Class Y before taxes		13.47%	4.90%	6.68%
Putnam Diversified Income Trust [Member] After taxes on distributions [Member] Class A Shares [Member]	Share class	Class A after taxes on distributions		4.97%	0.81%	3.11%
Putnam Diversified Income Trust [Member] After taxes on distributions and sale of fund share [Member] Class A Shares [Member]	Share class	Class A after taxes on distributions and sale of fund share		5.49%	1.43%	3.37%
Barclays Capital Aggregate Bond Index [Member]		Barclays Capital Aggregate Bond Index	(no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Citigroup Non-U.S. World Government Bond Index [Member]		Citigroup Non-U.S. World Government Bond Index	(no deduction for fees, expenses or taxes)	5.21%	7.59%	7.42%
JPMorgan Developed High Yield Index [Member]		JPMorgan Developed High Yield Index	(no deduction for fees, expenses or taxes)	14.86%	8.87%	9.15%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	PUTNAM DIVERSIFIED INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000836622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2011
Prospectus Date	rr_ProspectusDate	Jan 30, 2011
Putnam Diversified Income Trust [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Diversified Income Trust seeks as high a level of current income as Putnam Investment Management, LLC (Putnam Management) believes is consistent with preservation of capital.
Fees and expenses	pdit836622_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pdit836622_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio turnover	pdit836622_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 95%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We invest mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade (sometimes referred to as “junk bonds”) in quality and have intermediate- to long-term maturities (three years or longer).
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (a significant part of the fund’s investments). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pdit836622_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q2 2009 21.01% Worst calendar quarter Q4 2008 -26.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.47%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Diversified Income Trust [Member] | Class A Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDINX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	499
3 years	rr_ExpenseExampleYear03	709
5 years	rr_ExpenseExampleYear05	936
10 years	rr_ExpenseExampleYear10	1,587
Annual total returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	3.67%
2002	rr_AnnualReturn2002	6.98%
2003	rr_AnnualReturn2003	18.97%
2004	rr_AnnualReturn2004	9.13%
2005	rr_AnnualReturn2005	3.26%
2006	rr_AnnualReturn2006	6.80%
2007	rr_AnnualReturn2007	3.42%
2008	rr_AnnualReturn2008	(36.14%)
2009	rr_AnnualReturn2009	57.97%
2010	rr_AnnualReturn2010	13.20%
Putnam Diversified Income Trust [Member] | Class B Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIBX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	679
3 years	rr_ExpenseExampleYear03	854
5 years	rr_ExpenseExampleYear05	1,154
10 years	rr_ExpenseExampleYear10	1,875
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	179
3 years	rr_ExpenseExampleNoRedemptionYear03	554
5 years	rr_ExpenseExampleNoRedemptionYear05	954
10 years	rr_ExpenseExampleNoRedemptionYear10	1,875
Putnam Diversified Income Trust [Member] | Class C Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVCX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	279
3 years	rr_ExpenseExampleYear03	554
5 years	rr_ExpenseExampleYear05	954
10 years	rr_ExpenseExampleYear10	2,073
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	179
3 years	rr_ExpenseExampleNoRedemptionYear03	554
5 years	rr_ExpenseExampleNoRedemptionYear05	954
10 years	rr_ExpenseExampleNoRedemptionYear10	2,073
Putnam Diversified Income Trust [Member] | Class M Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVMX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	449
3 years	rr_ExpenseExampleYear03	712
5 years	rr_ExpenseExampleYear05	994
10 years	rr_ExpenseExampleYear10	1,798
Putnam Diversified Income Trust [Member] | Class R Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVRX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	128
3 years	rr_ExpenseExampleYear03	400
5 years	rr_ExpenseExampleYear05	692
10 years	rr_ExpenseExampleYear10	1,523
Putnam Diversified Income Trust [Member] | Class Y Shares [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDVYX
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.76%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	243
5 years	rr_ExpenseExampleYear05	422
10 years	rr_ExpenseExampleYear10	942
Putnam Diversified Income Trust [Member] | Before taxes [Member] | Class A Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Share class
Label	rr_AverageAnnualReturnLabel	Class A before taxes
1 year	rr_AverageAnnualReturnYear01	8.66%
5 years	rr_AverageAnnualReturnYear05	3.91%
10 years	rr_AverageAnnualReturnYear10	6.06%
Putnam Diversified Income Trust [Member] | Before taxes [Member] | Class B Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Share class
Label	rr_AverageAnnualReturnLabel	Class B before taxes
1 year	rr_AverageAnnualReturnYear01	7.30%
5 years	rr_AverageAnnualReturnYear05	3.69%
10 years	rr_AverageAnnualReturnYear10	5.68%
Putnam Diversified Income Trust [Member] | Before taxes [Member] | Class C Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Share class
Label	rr_AverageAnnualReturnLabel	Class C before taxes
1 year	rr_AverageAnnualReturnYear01	11.25%
5 years	rr_AverageAnnualReturnYear05	3.90%
10 years	rr_AverageAnnualReturnYear10	5.64%
Putnam Diversified Income Trust [Member] | Before taxes [Member] | Class M Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Share class
Label	rr_AverageAnnualReturnLabel	Class M before taxes
1 year	rr_AverageAnnualReturnYear01	9.25%
5 years	rr_AverageAnnualReturnYear05	3.78%
10 years	rr_AverageAnnualReturnYear10	5.84%
Putnam Diversified Income Trust [Member] | Before taxes [Member] | Class R Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Share class
Label	rr_AverageAnnualReturnLabel	Class R before taxes
1 year	rr_AverageAnnualReturnYear01	12.85%
5 years	rr_AverageAnnualReturnYear05	4.36%
10 years	rr_AverageAnnualReturnYear10	6.16%
Putnam Diversified Income Trust [Member] | Before taxes [Member] | Class Y Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Share class
Label	rr_AverageAnnualReturnLabel	Class Y before taxes
1 year	rr_AverageAnnualReturnYear01	13.47%
5 years	rr_AverageAnnualReturnYear05	4.90%
10 years	rr_AverageAnnualReturnYear10	6.68%
Putnam Diversified Income Trust [Member] | After taxes on distributions [Member] | Class A Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Share class
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	4.97%
5 years	rr_AverageAnnualReturnYear05	0.81%
10 years	rr_AverageAnnualReturnYear10	3.11%
Putnam Diversified Income Trust [Member] | After taxes on distributions and sale of fund share [Member] | Class A Shares [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Share class
Label	rr_AverageAnnualReturnLabel	Class A after taxes on distributions and sale of fund share
1 year	rr_AverageAnnualReturnYear01	5.49%
5 years	rr_AverageAnnualReturnYear05	1.43%
10 years	rr_AverageAnnualReturnYear10	3.37%
Barclays Capital Aggregate Bond Index [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
10 years	rr_AverageAnnualReturnYear10	5.84%
Citigroup Non-U.S. World Government Bond Index [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup Non-U.S. World Government Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.21%
5 years	rr_AverageAnnualReturnYear05	7.59%
10 years	rr_AverageAnnualReturnYear10	7.42%
JPMorgan Developed High Yield Index [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	JPMorgan Developed High Yield Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	14.86%
5 years	rr_AverageAnnualReturnYear05	8.87%
10 years	rr_AverageAnnualReturnYear10	9.15%

[1]	A deferred sales charge of 1.00% on class A shares and of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over six years.